RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH
RESTRICTED CASH

4.                                      RESTRICTED CASH

Restricted cash of $2,593 and $1,727 primarily related to the government grants and cash pledged for long-term bank loans of Vimicro Tianjin as of December 31, 2012 and 2013, respectively. The withdrawal of cash is restricted, unless it is used for payments related to the specific research and development projects or general operations purposes for which the grants or loans were provided.